Goodwill - Goodwill Rollforward (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Goodwill, beginning balance	$ 656,000,000	$ 690,000,000
Exchange adjustments	13,000,000	(34,000,000)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(11,220)	(2,584)
Goodwill, ending balance	$ 0	$ 656,000,000